SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2011 Russia	Dec. 31, 2013 Russia Minimum	Dec. 31, 2012 Russia Minimum	Dec. 31, 2013 Russia Maximum	Dec. 31, 2012 Russia Maximum
Advertising Revenues
Advertising sales commissions	$ 96.9	3,171.0	2,631.0	1,916.0
Advertising and Promotional Expenses
Promotional and advertising expenses	52.2	1,708.0	900.0	364.0
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)					34.00%	10.00%	10.00%	30.00%	30.00%
Comprehensive Income
Accumulated other comprehensive income	$ 62.4	2,042.0	961.0